Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 23,790	$ 42,945
Allowance for expected credit losses
Accounts receivable, net	$ 23,790	$ 42,945